ACQUISITION OF BUSINESS - Thyssenkrupp Slab International B.V. & CSA Siderrgica do Atlantico Ltda. (Narrative) (Details) - Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda.
t in Millions
			4 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) t	Sep. 07, 2017 USD ($)	Dec. 31, 2017 USD ($) t	Dec. 31, 2017 USD ($) MWh t
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Annual production capacity of steel (tons) | t				5.0
Number of megawatts (per year) | MWh				490
Slabs supplied (tons per year) | t	2.0		2.0	2.0
Consideration transferred, acquisition-date fair value	$ 1,891,000,000		$ 1,891,000,000	$ 1,891,000,000
Revenue of acquiree since acquisition date			864,000,000
Net profit of acquiree since acquisition date			64,000,000
Revenue of combined entity as if combination occurred at beginning of period				2,398,000,000
Net loss of combined entity as if combination occurred at beginning of period				6,000,000
Financial instruments designated as hedging instruments, at fair value		$ 75,900,000
Tax benefit recognised as of acquisition date		1,089,000,000
Acquisitions through business combinations, other provisions	620,100,000	651,800,000
Asset recognised for expected reimbursement, contingent liabilities in business combination	310,000,000	325,900,000	310,000,000	310,000,000
Estimated financial effect, contingent liabilities in business combination		1,630,000,000
Other environment related provision
Disclosure of detailed information about business combination [line items]
Other provisions	23,400,000	24,500,000	23,400,000	23,400,000
Legal proceedings contingent liability
Disclosure of detailed information about business combination [line items]
Other provisions	$ 54,900,000	$ 57,700,000	$ 54,900,000	$ 54,900,000
Syndicated Facility
Disclosure of detailed information about business combination [line items]
Debt instrument, term		5 years
Notional amount		$ 1,500,000,000.0